SIGNIFICANT ACCOUNTING POLICIES (Schedule of Depreciation Rates for Property and Equipment) (Details)	12 Months Ended
Dec. 31, 2022
Computers, software and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	33.00%
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	7.00%